Subordinated liabilities (Narrative) (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Issuances	£ 3,162	£ 6,785
Redemption of subordinated debt	2,814	£ 7,804
Fixed interest rate [member] | Barclays Bank PLC externally issued [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	30
Barclays Bank PLC loans issued intra-group Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Issuances	3,082
Redemption of subordinated debt	2,518
USD Floating Rate Notes [member]
Disclosure of detailed information about borrowings [line items]
Issuances	80
Redemption of subordinated debt	£ 266